SHARE CAPITAL AND RESERVES (Details 4)	12 Months Ended
	Nov. 30, 2021 shares $ / shares	Nov. 30, 2020 shares	Nov. 30, 2019 shares
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding	1,755,445	957,995	461,500
Number Exercisable	1,004,730
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding	50,000
Number Exercisable	50,000
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	May 14, 2022
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding	257,995
Number Exercisable	257,995
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Feb. 28, 2024
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding	25,000
Number Exercisable	25,000
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Jan. 08, 2025
Range 4 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding	25,000
Number Exercisable	25,000
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Feb. 13, 2025
Range 5 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding	25,000
Number Exercisable	25,000
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Mar. 10, 2025
Range 6 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding	25,000
Number Exercisable	25,000
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Apr. 13, 2025
Range 7 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding	275,000
Number Exercisable	275,000
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Jul. 23, 2025
Range 8 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding	750,715
Number Exercisable	107,245
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Jan. 01, 2026
Range 9 [Member]
IfrsStatementLineItems [Line Items]
Number of Stock Options Outstanding	321,735
Number Exercisable	214,490
Exercise Price | $ / shares	$ 1.90
Expiry Date Exercise Price Of Outstanding Share Options	Jan. 14, 2026